SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Disclosure of subsequent events [Abstract]
Disclosure of events after reporting period [text block]
NOTE 32. SUBSEQUENT EVENTS

The consolidated financial statements were approved by the Board of Directors on April 23, 2018.

On March 14, 2018 the General stockholders meeting approved the Board of Directors’ profit distribution proposal and declared a dividend equal to COP 1,020 per share to be paid in quarterly instalment payments.

The Bank has evaluated subsequent events as at December 31, 2017, and determined that is not necessary to add further information.